Revenue and other income - Additional information (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2020	Nov. 30, 2019	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current contract assets			$ 3,286		$ 1,479
Current contract assets			25,370		17,959
Non-current contract liabilities			57,017		44,844
Current contract liabilities			$ 36,915		$ 29,692
OutLicense Agreements [member] | Teva Pharmaceutical Industries Ltd [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payment received	$ 40,000
Percentage of Royality on Estimated Net Sales	40.00%
OutLicense Agreements [member] | Teva Pharmaceutical Industries Ltd [member] | Development Milestones [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognition milestone method revenue recognized	$ 35,000
Milestone payment receivable	50,000
OutLicense Agreements [member] | Teva Pharmaceutical Industries Ltd [member] | Regulatory Milestones [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment receivable	$ 175,000
OutLicense Agreements [member] | Teva Pharmaceutical Industries Ltd [member] | Contingent Milestone Payment on Sales Achievement [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment receivable						$ 200,000
Exclusive Strategic Agreement [member] | STADA Arzneimittel AG [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payment received		$ 5,900
Percentage of Royality on Estimated Net Sales		40.00%
Exclusive Strategic Agreement [member] | STADA Arzneimittel AG [member] | Development Milestones [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognition milestone method revenue recognized		$ 78,600
Milestone payment receivable		130,900
Exclusive Strategic Agreement [member] | STADA Arzneimittel AG [member] | Regulatory Milestones [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment receivable		60,100
Exclusive Strategic Agreement [member] | STADA Arzneimittel AG [member] | Contingent Milestone Payment on Sales Achievement [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment receivable		$ 11,800
Not Later Than Three Years [member] | Performance obligations satisfied over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations				$ 283,000
Bottom of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current contract assets materialize period			2 years
Non-current contract assets recognized period			2 years
Top of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current contract assets materialize period			3 years
Non-current contract assets recognized period			5 years